Document and Entity Information	Aug. 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828723
Document Type	8-K
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	CBRE ACQUISITION HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	979-6100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Sailsm Stakeholder Aligned Initial Listing Securities Each Consisting Ofone Share Of Class A Common Stock 0.0001 Par Value And One Fourth Ofone Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	SAILSM (Stakeholder Aligned InitialListing) securities, each consisting ofone share of Class A Common Stock,$0.0001 par value, and one-fourth ofone
Trading Symbol	CBAH.U
Security Exchange Name	NYSE
Class 160 A 160 Common 160 Stock 160included 160as 160partbrof 160the 160 Sai Lsmall S Msmall 160securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock included as partof the SAILSM securities
Trading Symbol	CBAH
Security Exchange Name	NYSE
Warrants Included As Part Of The SAILSM Securities Each Whole Warrantexercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.00 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of theSAILSM securities, each whole warrantexercisable for one share of Class ACommon Stock at an exercise price of$11.00
Trading Symbol	CBAH WS
Security Exchange Name	NYSE